Assets Held For Sale and Discontinued Operations - Summary of Discontinued Operations (Detail) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of Discontinued Operations [abstract]
Revenue	€ 2,343	€ 2,315		€ 2,229
EBITDA (as defined)*	164	150		140
Depreciation	(16)	(22)		(18)
Amortisation	(5)	(9)		(11)
Operating profit	143	119		111
Profit on disposals	3	2		2
Profit before tax	146	121		113
Attributable income tax expense	(39)	(40)		(28)
Profit after tax	€ 107	€ 81	[1]	€ 85	[1]
Basic earnings per Ordinary Share	€ 0.128	€ 0.098		€ 0.104
Diluted earnings per Ordinary Share	€ 0.127	€ 0.097		€ 0.104
Cash flows from discontinued operations
Net cash inflow from operating activities	€ 111	€ 123		€ 173
Net cash outflow from investing activities	(27)	(22)		(39)
Net cash inflow/(outflow) from financing activities	1	(1)
Net cash inflows	€ 85	€ 100		€ 134

[1]	1 Restated to show the results of our Americas Distribution segment in discontinued operations. See note 2 for further details.